Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Cash and Cash Equivalents

Cash and cash equivalents at March 31, 2015 and 2016 comprised the following:

	2015	2016
	Millions of yen
Cash	¥807,817	¥869,296
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	802	433
Time deposits, certificates of deposit and other	40,555	218,546

Total	¥849,174	¥1,088,275